UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kenmare Capital Partners, L.L.C.
Address: 712 Fifth Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-11467

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     212.521.5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $192,004 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATP OIL & GAS CORP             COM              00208J108     1929    51300 SH       SOLE                    51300
CENTENNIAL BK HLDGS INC DEL    COM              151345303      900   104000 SH       SOLE                   104000
CHEROKEE INTL CORP             COM              164450108     5865  1039827 SH       SOLE                  1039827
CNX GAS CORP                   COM              12618H309     4374   154400 SH       SOLE                   154400
GENTEK INC                     COM NEW          37245X203    14650   430112 SH       SOLE                   430112
HOME DEPOT INC                 COM              437076102     4602   125261 SH       SOLE                   125261
KADANT INC                     COM              48282T104    18799   741290 SH       SOLE                   741290
KIRKLANDS INC                  COM              497498105     2994   602462 SH       SOLE                   602462
LIBERTY GLOBAL INC             COM SER A        530555101    29164   885643 SH       SOLE                   885643
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    24682   223187 SH       SOLE                   223187
MICROSOFT CORP                 COM              594918104    17419   625000 SH       SOLE                   625000
MTR GAMING GROUP INC           COM              553769100     9782   747833 SH       SOLE                   747833
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     3555   142867 SH       SOLE                   142867
PINNACLE AIRL CORP             COM              723443107    13352   772230 SH       SOLE                   772230
SPRINT NEXTEL CORP             COM FON          852061100    16116   850000 SH       SOLE                   850000
SYMANTEC CORP                  COM              871503108     1139    65842 SH       SOLE                    65842
TBS INTERNATIONAL LIMITED      COM CL A         G86975151     3622   303082 SH       SOLE                   303082
VONAGE HLDGS CORP              COM              92886T201     6296  1825050 SH       SOLE                  1825050
WALTER INDS INC                COM              93317Q105    12764   515700 SH       SOLE                   515700